Prospectus Investor Class [Member] Investment Strategy - Prospectus-Investor Class - Payden California Municipal Social Impact Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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Under normal market circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in “California Municipal Securities,” which are defined as debt obligations issued by the State of California, local governments and other authorities in California, and their agencies and instrumentalities, or by other issuers, all of which pay interest income exempt from Federal and California personal income tax. The policy of the Fund to invest at least 80% of its net assets in California Municipal Securities is fundamental, which means that it may be changed only with shareholder approval.

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The Fund may invest up to 20% of its net assets in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) U.S. and foreign mortgage-backed and asset-backed securities; (4) “Municipal Securities,” which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.

ª	However, the interest income which may be paid by either the California Municipal Securities or the Municipal Securities, may in each case be subject to the Federal alternative minimum tax.
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Social Impact Investing. Under normal market circumstances, the Fund invests at least 80% of its total assets in California Municipal Securities or other Municipal Securities, each as defined above, with respect to which, in the opinion of the Adviser the proceeds raised are used consistent with positive social impact practices and outcomes. While the fundamental credit research process utilized by the Adviser already includes consideration of material environmental, social, and governance (ESG) risks, the Adviser applies additional screening metrics when selecting suitable investments for the Fund. Investment opportunities are evaluated for project and issuer alignment with the Green and Social Bond Principles of the International Capital Markets Association (ICMA), which serves as the primary inclusionary screening tool for securities with qualifying impact attributes. The impact assessment framework is further enhanced by key indicators that help identify issuers with strong governance and risk management practices, as well as a deliberative approach to the management and mitigation of material environmental and social risks through sound sustainability policies and practices. These indicators include, but are not limited to, clarity in the application of the use of proceeds, prudent stewardship of bond proceeds and other financial resources, prioritization of projects and initiatives with positive social and environmental outcomes, timely disclosure and transparency, and other governance practices that signal strong commitment to accountability and stakeholder engagement. Although investment opportunities can come from any municipal market sector or issuer, regional and socioeconomic relevance of the deployment of capital resources will also be taken into consideration. To that end, the Adviser focuses on what it believes to be the principal impact sectors, such as essential services and utilities, primary and community college education, healthcare and social services, affordable housing, renewable energy and resource recovery and economic development and connectivity.

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Under normal market circumstances, the Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade. The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden, determines to be of comparable quality.

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The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal. However, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally three to ten years. In calculating the Fund’s average portfolio maturity, the Fund uses a security’s stated maturity, or if applicable, an earlier date based on the Adviser’s belief that the security may be subject, for example, to a call, a put, a refunding, a prepayment, a redemption provision, an adjustable coupon rate, or the like, that will cause the security to be repaid earlier.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

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The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds or to take an active position in a currency, both long or short.